UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE
            Report for the Calendar Quarter Ended: December 31, 2004
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):                 [ ] is a restatement
                                                  [ ] adds new holdings entries
Institutional Investment Manager Filing this Report:
           Name:             Scott & Stringfellow, Inc.
           Address:          909 East Main Street
                             Richmond, VA 23219
           13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:                       Alex W. C. Cecil
Title:                      Chief Compliance Officer
Phone:                      (800) 552-7757
Signature,   Richmond, VA   Place,   February 14, 2005    and Date of Signing:

Report Type (Check only one.):
                           [X]               13F HOLDINGS REPORT.
                           [ ]               13F NOTICE.
                           [ ]               13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                    0
Form 13F Information Table Entry Total:               429
Form 13F Information Table Value Total:               $847,501,190

Confidential information has been omitted from the public Form 13(f) and filed separately with the Commission.